Cover	Sep. 18, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2023
Entity File Number	001-41571
Entity Registrant Name	MariaDB plc
Entity Central Index Key	0001929589
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	699 Veterans Blvd
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	855
Local Phone Number	562-7423
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	MRDB
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	MRDBW
Security Exchange Name	NYSE